LOANS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 730,185	$ 594,403
Interest Provision	97,574
PREMIER [Member]
Balance	711,262	577,589
Interest Paid	0
Interest Provision	133,673
RDF SOLU??ES FINANCEIRAS [member]
Balance	5,242	4,658
Interest Paid	0
Interest Provision	584
ML BANK SECURITIZADORA S/A [Member]
Balance	13,681	$ 12,156
Interest Paid	0
Interest Provision	$ 1,525